Exhibit 99.05 Schedule 1

Annaly LOANID	Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
6000114146	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with X beds and X bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114159	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Dated comps used due to lack of comps from subject direct location and view type - additional; recent sale comps located offering further support and bracketing. XXXXX XXX XXXXX, XXXXX XXX XXXXX The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
6000114152	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Contract value noted $XXX,XXX not able to be bracketed by any comps based on size, amenity, condition and location. Appraiser attempted to locate a value as close to contract as possible even by utilizing comps with superior lot or amenity to bracket as high value as possible without pushing. Comps and adjusted values are bracketed and supportive of final price. Best comps available are on the OA The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
6000114109	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with X beds and X bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114141	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a X-Unit MFR with X beds and X bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114088	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is an attached residence with X beds and X bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114009	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with X beds and X bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114154	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		CCA Template Subject is a traditional style home built in XXXX with XXXsf finished living area, X bedrooms and X bathroom on a XX,XXX sf site. Value was well supported in the appraisal and the appraiser chose comparables within approximately X miles of the subject property for comparison. Adjustments utilized: GLA - $XXsf Bath - $XX,XXX All comparables utilized are similar in style, square footage, condition, quality, and amenities. The appraiser bracketed the finished living area, age, bedroom and bathroom count, and key features. Comparables utilized were the best available due to limited closed sales data in this rural market and therefore six month guidelines were exceeded which is typical in this marketing area.
6000114165	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXX Sf, X/X, CX SFR, renovated with pool. All sales are similar in utility, age, and location. Sales have also been renovated and have pools. Adjustments are supported. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114014	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXXSf, X/X, CX SFR. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114024	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	No	Sale 4 is located in a superior location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXX Sf, X/X, CX condo. All sales are similar in utility, age, and location. Sales X-X are purchase alternatives. Sale X is superior in location (direct waterfront). Sale X is located in the subject's building. Adjustments are supported. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114023	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXX Sf, X/X.X, CX condo. All sales are similar in utility, age, and location. all sales are newly constructed builder sales. The OA failed to provide a re-sale to support the use of builder sales. RA identified several re-sale condos in the market to support OA value: XXXX XXX XXXXX, closed XX/XX/XXXX for $X,XXX,XXX, built in XXXX. After consideration for age and condition, this sale supports value. Adjustments are supported. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114173	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The photos, sketch and maps are provided.	The aerial map doesn't include the neighborhood. The OA provides a "XXX boundary Map" The subject is located in XXX. Stairs weren't included in the sketch as required by ANSI standards. Land use % isn't correct. A rent schedule was completed, yet the income approach wasn't developed.	Ronald L Holstein is the OA. This review appraiser has no personal or business relationship with the OA appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX XXX is the lender client' of the OA.
6000114153	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in balance, and marketing times 3 to 6 months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Urban area, over 75% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past three years and the comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in average condition based on inspection all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal. No deficiencies were noted in the original appraisal. Equal consideration was applied to all sales in arriving at the final opinion of value, with additional support from the Income Approach. No supplemental sales were selected as they were not considered comparable to the subject property.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal. No deficiencies were noted in the original appraisal. Equal consideration was applied to all sales in arriving at the final opinion of value, with additional support from the Income Approach. No supplemental sales were selected as they were not considered comparable to the subject property.
6000114085	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	Yes	10.95%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times under 3 months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Suburban area, over 75% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past three years and the comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in average condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal do not appear to be suitable in respect to characteristics. Sale #1 is a dated sale, sale #2 is a distant sale and inferior in bedroom count and sale #3 is the closest in proximity, but inferior in bedroom count. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	No	The Reviewer does not agree with the original opinion of value. Three closed sales and one listing were included in the original appraisal. Deficiencies were noted with the use of a dated sale and the other two sales inferior in bedroom count. Four supplemental sales were found from outside sources, are all four units and provide support to a higher opinion of value. XXX- XX/XX/XXXX, $XXX; XXX-XX/XX/XXXX- $XXX; XXX XXX-$XX/XX/XXXX-$XXX; XXX - XX/XX/XXXX, $XXX.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer does not agree with the original opinion of value. Three closed sales and one listing were included in the original appraisal. Deficiencies were noted with the use of a dated sale and the other two sales inferior in bedroom count. Four supplemental sales were found from outside sources, are all four units and provide support to a higher opinion of value. XXX XXX- X/XX/XXXX, $XXX,XXX; XXX XXX-X/XX/XXXX- $XXX,XXX; XXX XXX XXX-$XX/XX/XXXX-$XXX,XX; XXXX XXX- X/XX/XXXX, $XXX,XXX.
6000114064	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is an updated SFR with XXX view. SX was from subject’s street and inferior but did not support OA estimate. LX was pending at time of report and closed at $XXXk. Added support to OA value from subject neighborhood. OA Sales were all homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000114105	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	No	XXX had prior transfer XX/XXXX for $XXX that was not listed in OA.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR XXX home listed in CX condition which appears reasonable. SX had prior transfer XX/XXXX for $XXX,XXX that was not listed in OA. OA Sales were all homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000114033	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home located on almost X ac site in XXX community. SX had no online photos, assumed accurate from OA. OA Sales were all homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000114096	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a waterfront SFR home listed in CX which appears reasonable. Subject had prior transfer just before OA effective date and was marketed and sold thru MLS. OA Sales were all homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000114043	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	Yes	The subject has been described accurately.	Yes	The subjects quality and condition ratings are accurate based on UAD guidelines.	Yes	The selected comps are suitable with respect to characteristics.	Yes	The selected comps are suitable with respect to location.	Yes	The adjustments made are reasonable.	Yes	The provided photos are of acceptable quality.	Yes	The opinion of market value has been adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, sketches and maps are present.	I have reviewed the original appraisal report and determined that the concluded value of $XXX,XXX is adequately supported as of the effective date of the appraisal. The appraiser has appropriately bracketed most, if not all, significant features of the subject property within the sales comparison grid. The adjustments applied are reasonable in magnitude and well-supported by market data. Independent research of the local market confirms the availability of several similar properties that have sold, further supporting the indicated value. The selected comps represent reasonable substitutes for the subject property. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
6000114072	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity from the subject, located in the market area	Yes	The value adjustments made for appropriate and are assumed to be supported within the OA's work file	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The photos, sketch and maps are provided.	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX,XXX	XXX is the OA. This review appraiser has no personal or business relationship with the OA appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section 1455 of the XXX Administrative Code for Real Estate Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $50.00" (Source: Amended at 35 Ill. Reg. 1967, effective January 20, 2011) XXX: The appraisal management company’s (Consolidated Analytics Inc) XXX registration number is XXX and it expires on XX/XX/XXXX
6000113994	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	Yes	The neighborhood has been sufficiently described, including any external obsolescence.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	The comparables are located within an acceptable proximity from the subject, located in the market area	Yes	The comparables are located within an acceptable proximity from the subject, located in the market area	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The photos, sketch and maps are provided.	Note that the XXX appears to have included all the sales in the market area, not the competing sales. The subject's micro market of competing homes market trends not supported. Comp X, a XXX property is not quality comparable due to its location. The other comparables are acceptable. The OA completed the cost approach yet stated "Cost Approach was deemed unnecessary for development of a credible appraisal and was not developed." The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $X,XXX,XXX	XXX is the OA. This review appraiser has no personal or business relationship with the OA appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section 1455 of the XXX Administrative Code for Real Estate Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $50.00" (Source: Amended at 35 Ill. Reg. 1967, effective January 20, 2011) XXX: The appraisal management company’s (Consolidated Analytics Inc) XXX registration number is XXX and it expires on XX/XX/XXXX
6000114179	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	In as much as possible though lot bracketing comps needed	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Acceptable overall though location and lot appear over stated	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	Acceptable based on additional comps and altered adjustments for bracketing	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	No value given to unpermitted bonus room, acceptable Value not bracketed within adjusted comp values - appears location and lot adjustments overstated, altering these would allow for full bracketing on adjusted values Lot size not bracketed, all comps inferior - bracketing comp located though superior in amenity and condition - XXXXX XXX XXXXX The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction. XXXX XXX XXXXX XXXXX XXX XXXXX
6000114041	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The sales utilized are all from the subject's immediate market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with X bedrooms, X.X bathrooms, and XXXX square feet, built in XXXX. The subject is in good condition. There are no apparent adverse environmental conditions. No apparent adverse easements or encroachments were noted. No apparent adverse influences were noted. No apparent physical, functional, or external inadequacies were noted. Smoke detectors and carbon monoxide detectors, as required by local regulations, were present and observed at the time of inspection. Water and utilities were on and functional at the time of the appraisal.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114008	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, X/X.X, CX condo. All sales are similar in utility, and location. Sale X is a newly constructed condo, like the subject. All views are assumed to be similar due to the limitations of a desktop assignment. Adjustments are supported based on available MLS data. While no sales in the immediate building are available, two pending units were analyzed which support value. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114074	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	Yes	-7.94%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	No	Sale 4 has been fully renovated, superior to the subject.	Yes	Yes, the comparables were suitable with respect to location.	No	Adjustment for impact was not supported by market data, no similar sales. Condition sales are warranted for sales 1-3.	Yes	Yes, the photos were acceptable.	No	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, X/X.X, CX SFR. All sales are similar in utility, age, and GLA, however all sales are superior in condition. MLS photos reflect some updating of sales X-X, while the subject lacks any recent updating. Adjustments are warranted for differences. Sale X has been fully renovated, vastly superior to the subject's condition. Adjustment was applied; however this comp is not a purchase alternative. Adjustment for impact windows was applied across the board, with no market support for adjustment.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114151	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	Yes	-8.60%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	No	OA failed to analyze the subject's location.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	No	all sales are located on interior lots.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	No	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is located on XXX, a well-travelled road. No sales with similar locations were provided. While no comparable sales were available, located on the busy road. A sale located at XXX, closed XX/XX/XXXX for $XXX,XXX, XXXX SF, CX condition, busy road. When compared to XXXX XXX, closed XX/XX/XXXX for $XXX,XXX, XXXX Sf sale condition – the location adjustment is X.X%. This adjustment will be applied to sales located on interior lots. The subject is a XXXXSf, X/X, CX SFR. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. However, due to the lack of analysis for location, value is inflated.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114172	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	Yes	-6.02%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	No	Value inflated due to flawed reconciliation and the use of superior sales. Re-sales outside of builder control and other newly constructed homes do not support value.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXXSf, X/X, CX townhome. All sales are newly constructed homes, marketed and sold by the builder. Sale X is reported as being a re-sale, however no prior sale information noted on the OA. This sale is also furnished. the OA failed to provide a re-sale to support the use of builder sales. A similar re-sale townhome located at XXXX XXX, closed XX/XX/XXXX for $XXX,XXX - XXXX SF, X/X, pool, similar lot, built in XXXX. This community has similar amenities when compared to the subject. This sale does support a lower value. The subject's purchase price of $XXX,XXX is supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114046	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	the report was made subject to removal of the security bars on the Xst unit front and rear bedroom or install a safety release latch. XXXXD provided which confirms bars have been removed. The subject is a XXXX Sf, CX, X-family. All sales are similar in utility, age, and location. Adjustments are supported. Comp selection is acceptable. Value supported based on available information.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000114167	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		Yes		The subject property is a semi-attached half-duplex with X beds and X.X bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114015	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	This appraiser selected and used comparable sales that are locationally, physically, and functionally the most similar to the subject property. Proximity to law enforcement, fire stations, schools, parks, shopping, and employment opportunities is considered average.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with X bedrooms, X.X bathrooms, and XXXX square feet, built in XXXX. The subject kitchen and bathrooms updated timeframe unknown. The subject is in CX condition and has features and amenities including an open porch, open patio, two car detached garage, vinyl plank flooring, ceiling fans, standard furnace and central air and hot water heater. The full bathroom contains a standard sink and vanity, fiberglass shower surround, and vinyl plank flooring. The kitchen contains oak cabinets, custom countertops, vinyl plank flooring and standard appliances. Proximity to law enforcement, fire stations, schools, parks, shopping, and employment opportunities is considered average.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114017	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with X bedrooms, X.X bathrooms, and XXXX square feet, built in XXXX. The subject kitchen and bathrooms updated six to ten years ago. The subject property has been well maintained and is in typical condition for the market area. Both the roof and the mechanical systems, including heating, cooling, and plumbing, are consistent with the expected standards for properties in this neighborhood. No significant deficiencies were observed, and the systems appear to function as intended. Based on the inspection and available data, the property’s overall condition aligns with comparable properties in the surrounding area.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114155	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with X bedrooms, X.X bathrooms, and XXXX square feet, built in XXXX. No updates in the prior XX Years. The subject property was appraised by the same appraiser in XXXX and at that time had been updated with new windows, electrical, insulation, and plumbing. The third bedroom has been added to the sketch. It was labeled as an office on a prior appraisal that the appraiser completed several years ago however, they have added a closet to the room therefore it is now a bedroom and added to the sketch. Also added the carport to the sketch. The utilities were on and the mechanical and plumbing systems were functional at the time of the inspection. There are some services in the area, however the subject area relies on the town of XXXX X miles southwest for schools, employment, shopping and most needed services.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114006	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show no prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes three sales and 0 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes three sales and 0 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. The sales approach is adequately supported and produces credible results. Less weight is given to the cost approach.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. I would have also considered the following comp XXXX XXX The appraised value falls outside of the range of unadjusted sales prices.
6000114181	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	No	OA noted C2 condition which appears at upper end C3 but consistent in comparison to comps.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	No	Garage adjustments do not appear consistent to subject	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home with prior transfer XX/XXXX for $XXX,XXX. Appears since home has been updated. OA noted CX condition which appears at upper end CX but consistent in comparison to comps. Garage adjustments do not appear consistent to subject. OA Sales were all homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value; provided to alt sales that added support to final value.OA value estimate appears reasonable and supported.	Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000114058	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	Market conditions were described on page 1 of the appraisal form in the neighborhood section & on the 1004MC.	Yes	Neighborhood was described on page 1 of the addendum. There were no external obsolescence noted.	No	Prior sale was noted on Page 2 of the appraisal form, however, there was no analysis as to why the value was much more than when it sold on XX/XX/XXXX. Per prior photos, the subject was completely rehabbed since the sale, and therefore the value was much greater because of the rehab..	Yes	Subject was accurately described on page 1 of the appraisal form under the improvements section .	Yes	Subject is rated C3/Q4 consistent with UAD guidelines.	No	all comps bracket the subject in effective age, quality, & GLA with similar characteristics, however the 3rd comp (which is the only comp that brackets the unadjusted sales price was a detached residence, when there were available townhome comps that could have been used, see appraiser commentary above).	Yes	All comps are located within a quarter mile of the subject.	Yes	all adjustments appear to be reasonable and consistent.	Yes	all photos, sketches & maps are of good quality.	Yes	Market Value was supported by the comps chosen and both the adjusted and unadjusted sales price were bracketed.	Yes	Per the site section on page 1 of the appraisal form subject's present use is indicated as highest and best.	Yes	Report shows 1004MC, sketch, subject & comp photos, Plat Map, Aerial Map & location map.	Subject is a townhome built in XXXX with X,XXX GLA, X bedrooms, X.X baths on a X,XXX SF site. Please note: CompX was a detached home, there were other townhomes that could have been used to support the value, see below. Value was supported in the appraisal as all comps are within ~X.X mile of the subject, bracket major features of the subject: Condition, Quality, Site Size, Age, GLA, BR, Bath count, & Garage Count. Other (more recent) townhome comps to consider which support the value (all updated): X XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXX XXX XXXXX – sold on XXX X, XXXX for $XXX,XXX, X/X, XXXsqft, XXXXsqft lot, built in XXXX
6000114149	XXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	Consolidated Collateral Analysis	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	XXX	XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GBA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Site is bracketed within XX sf.